Boston Partners Global Sustainability Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Bermuda - 2.1%
Hiscox Ltd.	7,259	$123,632
Renaissance Holdings Ltd.	453	112,987
		236,619

France - 14.2%
Airbus Group SE	1,031	189,626
Alten SA	2,043	169,547
BNP Paribas SA	2,456	215,083
Bureau Veritas SA	2,283	78,015
Cie de Saint-Gobain SA	2,409	271,214
Eiffage SA	662	91,055
Eurazeo SE	855	59,792
Rexel SA	6,002	168,587
SPIE SA	6,562	333,565
Vallourec SACA	3,688	62,437
		1,638,921

Germany - 6.9%
Evonik Industries AG	6,917	149,909
Infineon Technologies AG	2,392	93,000
Rheinmetall AG	214	458,658
Siemens AG	407	97,893
		799,460

Greece - 2.0%
Hellenic Telecommunications Organization SA	11,854	228,588

Ireland - 1.6%
AIB Group PLC	23,593	186,142

Italy - 1.5%
Italgas SpA	11,110	91,402
Iveco Group NV	3,942	78,497
		169,899

Japan - 8.8%
Asahi Group Holdings Ltd.	4,900	64,582
Fuji Electric Co., Ltd.	1,600	70,675
Hitachi Ltd.	4,400	122,586
IHI Corp.	1,200	115,500
Kyocera Corp.	5,000	60,793
Renesas Electronics Corp.	5,200	63,156
Sumitomo Mitsui Financial Group, Inc.	10,000	256,909
Suzuken Co. Ltd.	7,000	257,891
		1,012,092

Netherlands - 1.3%
Koninklijke Ahold Delhaize NV	3,645	153,833

South Korea - 4.7%
Hana Financial Group, Inc.	2,401	126,278
KB Financial Group, Inc.	831	62,528
KT Corp.	4,823	176,373
NAVER Corp.	693	93,907
Samsung Fire & Marine Insurance Co. Ltd.	288	84,286
		543,372

Spain - 1.6%
Banco Santander SA	23,066	184,012

Switzerland - 3.6%
Aptiv PLC (a)	923	61,666
Novartis AG	1,297	149,711
Sandoz Group AG	4,102	208,684
		420,061

United Kingdom - 19.0%
AstraZeneca PLC	742	108,691
Babcock International Group PLC	7,864	99,526
BAE Systems PLC	3,191	81,817
Barratt Redrow PLC	18,465	114,769
Hikma Pharmaceuticals PLC	5,233	151,052
IMI PLC	5,354	143,629
Informa PLC	19,862	210,598
Marex Group PLC	2,437	105,181
Marks & Spencer Group PLC	41,157	207,750
Melrose Industries PLC	29,461	186,659
NatWest Group PLC	24,602	174,695
Nomad Foods Ltd.	15,772	276,010
Tesco PLC	36,077	188,777
Weir Group PLC	4,528	148,218
		2,197,372

United States - 31.4%(b)
AbbVie, Inc.	720	133,999
Allstate Corp.	669	140,403
Alphabet, Inc. - Class A	1,186	203,684
American Express Co.	412	121,149
Amgen, Inc.	357	102,880
Applied Materials, Inc.	288	45,144
Arrow Electronics, Inc. (a)	1,197	141,701
AutoZone, Inc. (a)	29	108,258
Bank of America Corp.	4,352	192,054
Booking Holdings, Inc.	22	121,416
Bristol-Myers Squibb Co.	1,270	61,316
Cars.com, Inc. (a)	2,845	29,161
Cencora, Inc.	709	206,489
Chubb Ltd.	389	115,611
Cigna Group	204	64,595
Dell Technologies, Inc. - Class C	633	70,434
Emerson Electric Co.	1,254	149,702
Fidelity National Information Services, Inc.	3,318	264,146
Gen Digital, Inc.	1,899	54,083
Hewlett Packard Enterprise Co.	2,757	47,641
JPMorgan Chase & Co.	1,031	272,184
Kenvue, Inc.	7,937	189,456
Keysight Technologies, Inc. (a)	966	151,701
McKesson Corp.	219	157,573
Norfolk Southern Corp.	222	54,861
Schlumberger Ltd.	798	26,374
TE Connectivity PLC	799	127,896
UnitedHealth Group, Inc.	266	80,308
US Foods Holding Corp. (a)	2,353	186,169
		3,620,388
TOTAL COMMON STOCKS (Cost $8,554,103)		11,390,759

TOTAL INVESTMENTS - 98.7% (Cost $8,554,103)		11,390,759
Other Assets in Excess of Liabilities - 1.3%		149,926
TOTAL NET ASSETS - 100.0%		$11,540,685

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Boston Partners Global Sustainability Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,176,232	$7,214,527	$–	$11,390,759
Total Investments	$4,176,232	$7,214,527	$–	$11,390,759

Refer to the Schedule of Investments for further disaggregation of investment categories.